UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $153,412 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14845                     Artha Capital Singapore Pte. Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108    15445   154005 SH       DEFINED 1              154005
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    21285   288090 SH       DEFINED 1              288090
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     1281    28863 SH       DEFINED 1               28863
GERDAU S A                     SPON ADR REP PFD 373737105    10320  1147900 SH       DEFINED 1             1147900
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107    10153  1547674 SH       DEFINED 1             1547674
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206    24181   909745 SH       DEFINED 1              909745
ISHARES TR                     MSCI EMERG MKT   464287234      496   624000 SH  PUT  DEFINED 1              624000
ISHARES TR                     MSCI EMERG MKT   464287234     1059    23878 SH       DEFINED 1               23878
LATAM AIRLS GROUP S A          SPONSORED ADR    51817R106     3034   128760 SH       DEFINED 1              128760
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     6521   334900 SH       DEFINED 1              334900
VALE S A                       ADR              91912E105    59637  2845284 SH       DEFINED 1             2845284